Financial instruments - valuation (Tables)	12 Months Ended
Dec. 31, 2017
Financial instruments
Schedule financial assets carried at fair value on the balance sheet by valuation hierarchy

	2017				2016
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Assets
Loans and advances	—	0.2	—	0.2	—	19.6	0.4	20.0
Debt securities	0.4	0.2	—	0.6	4.2	0.3	—	4.5
- of which AFS	0.4	0.2	—	0.6	0.3	0.1	—	0.4
Equity shares	—	—	—	—	—	0.1	—	0.1
Derivatives	—	2.3	—	2.3	—	3.9	—	3.9

	0.4	2.7	—	3.1	4.2	23.9	0.4	28.5

Proportion	12.9%	87.1%	—	100%	14.7%	83.9%	1.4%	100%

Schedule financial liabilities carried at fair value on the balance sheet by valuation hierarchy

	2017				2016
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn

Liabilities
Deposits	—	0.8	—	0.8	—	15.7	—	15.7
Short positions	—	—	—	—	4.6	—	—	4.6
Derivatives	—	3.2	—	3.2	—	4.6	—	4.6

	—	4.0	—	4.0	4.6	20.3	—	24.9

Proportion	—	100%	—	100%	18.5%	81.5%	—	100%

Schedule of carrying value and fair value of financial instruments carried at amortised cost on the balance sheet

	Group					Bank
	Items where					Items where
	fair value					fair value
	approximates	Carrying	Fair	Fair value hierarchy level		approximates	Carrying	Fair	Fair value hierarchy level
	carrying value	value	value	Level 2	Level 3	carrying value	value	value	Level 2	Level 3
2017	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Financial assets
Cash and balances at central banks	35.8					34.8
Loans and advances to banks	0.6	79.1	79.5	1.0	78.5	0.6	55.0	55.5	1.1	54.4
Loans and advances to customers		191.9	191.3	0.2	191.1		160.7	160.1	—	160.1
Debt securities		1.1	1.1	—	1.1		1.1	1.1	—	1.1
Settlement balances	—					—

Financial liabilities
Deposits by banks	18.8	34.4	35.6	17.0	18.6	4.5	27.4	28.5	17.0	11.5
Customer accounts	206.3	26.9	26.9	4.9	22.0	187.2	13.8	13.8	4.9	8.9
Debt securities in issue		0.4	0.4	—	0.4		—	—	—	—
Settlement balances	—					—
Notes in circulation (1)	0.8					—
Subordinated liabilities		5.8	6.0	5.9	0.1		5.6	5.9	5.9	—
2016
Financial assets
Cash and balances at central banks	2.6					1.2
Loans and advances to banks	0.6	87.6	88.1	3.6	84.5	0.5	63.8	64.2	3.3	60.9
Loans and advances to customers		166.0	166.0	0.9	165.1		150.0	150.0	—	150.0
Debt securities		—	—	—	—		—	—	—	—
Settlement balances	1.7					0.1

Financial liabilities
Deposits by banks	5.1	11.1	12.1	0.9	11.2	4.5	4.2	5.2	—	5.2
Customer accounts	197.3	24.9	24.9	5.7	19.2	180.1	12.1	12.1	5.7	6.4
Debt securities in issue		0.3	0.3	—	0.3		—	—	—	—
Settlement balances	1.8					0.1
Notes in circulation (1)	0.8					—
Subordinated liabilities		7.3	7.0	1.6	5.4		5.9	5.7	1.3	4.4

Note:

(1)	Included in Accruals and other liabilities.